Segment information (Detail) - Financial Results - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Revenues	$ 71,608	$ 71,036	$ 254,764	$ 208,774
Net income (loss) attributable to Nevsun shareholders	(18,670)	(11,564)	(32,539)	(81,001)
Europe [Member]
Statement Line Items [Line Items]
Revenues
Cost of Sales
Net income (loss) attributable to Nevsun shareholders	(2,683)	(10,422)	(9,839)	(33,397)
Africa [Member]
Statement Line Items [Line Items]
Revenues	71,608	71,036	254,764	208,774
Cost of Sales	74,258	61,443	236,636	182,494
Net income (loss) attributable to Nevsun shareholders	(1,801)	4,762	5,883	(31,074)
North America [Member]
Statement Line Items [Line Items]
Revenues
Cost of Sales
Net income (loss) attributable to Nevsun shareholders	(14,186)	(5,904)	(28,583)	(16,530)
Total [Member]
Statement Line Items [Line Items]
Revenues	71,608	71,036	254,764	208,774
Cost of Sales	74,258	61,443	236,636	182,494
Net income (loss) attributable to Nevsun shareholders	$ (18,670)	$ (11,564)	$ (32,539)	$ (81,001)